Note 8 - Equity and Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation	$ 15,808			$ 74,999	$ 74,999
Predecessor [Member]
Share-based compensation		$ 39,531	$ 55,081			$ 782,755
Selling and Marketing Expense [Member]
Share-based compensation	1,122			8,963
Selling and Marketing Expense [Member] | Predecessor [Member]
Share-based compensation		13,545	18,504			156,297
Research and Development Expense [Member]
Share-based compensation	3,111			9,769
Research and Development Expense [Member] | Predecessor [Member]
Share-based compensation		4,944	6,858			74,989
General and Administrative Expense [Member]
Share-based compensation	$ 11,575			$ 56,267
General and Administrative Expense [Member] | Predecessor [Member]
Share-based compensation		$ 21,042	$ 29,719			$ 551,469